Risk/Return Detail Data - FidelityManagedFuturesETF-PRO	Jun. 05, 2025 USD ($)
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF | Fidelity Managed Futures ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[1]
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 262
FidelityManagedFuturesETF-PRO | Fidelity Managed Futures ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Managed Futures ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Managed Futures ETF seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Seeking to achieve its investment objective by pursuing a strategy intended to capture the persistence of price trends (up and/or down) observed across equity, fixed income, currency and commodity markets. The fund's investment strategy utilizes a combination of equity, fixed income, currency and commodity derivatives, as well as certain direct investments, to provide exposure to these markets and price trends. Trend following strategies attempt to capture trends in price movements in the markets they allocate to, generally taking long positions when prices move upwards, and taking short positions when they move downwards.The Adviser may also utilize non-trend factor strategies, which focus on quantitative analysis of fundamental, non-price data (e.g., carry, volatility) to achieve the fund's investment objective.Executing the fund's strategy through investments in derivative instruments that may have a leveraging effect on the fund, including futures (such as equity index futures, commodity futures, and currency futures), options on futures, options, swaps (including excess return swaps and total return swaps) and other derivative instruments. The fund may have long/short exposure via these instruments. In addition to creating and/or adjusting the fund's investment exposure, the fund's strategy may also be used to enhance total return, to hedge risks, to manage certain investment risk, and/or to manage volatility.Employing various proprietary quantitative measures and qualitative techniques to evaluate price trends and non-trend factors across the asset classes in which the fund invests. The fund's quantitative measures are developed and maintained by the Adviser and are subject to change over time without notice in the Adviser's discretion. The Adviser retains discretion over the target asset allocations, which may include positions that differ from the target allocations indicated by the quantitative measures. Investing up to 25% of assets in Fidelity Managed Futures Cayman Ltd., a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked derivatives and related collateral (cash or cash equivalent investments, short-term investment funds and/or U.S. Government securities), commodity-related exchange-traded funds (ETFs), and commodity-related exchange-traded notes (ETNs). Additionally, a small percentage of the fund's assets is expected to be invested through the Subsidiary in cash-settled bitcoin and ether futures traded on futures exchanges registered with the Commodity Futures Trading Commission (CFTC), and affiliated and unaffiliated bitcoin and ether ETFs or exchange-traded products (ETPs). The fund will not invest in bitcoin or ether directly.Investing a significant portion of the fund's assets in U.S. Government securities, short-term investment funds, cash, and cash equivalents for investment purposes and to maintain collateral to cover derivatives positions.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	497
Registrant Name	Fidelity Greenwood Street Trust

[1]	ABased on estimated amounts for the current fiscal year.
[2]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.80% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2026. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.